Earnings per share	12 Months Ended
Dec. 31, 2017
Earnings per share
Earnings per share

10. Earnings per share

The calculation of the basic earnings per share is based on the loss/profit attributable to the holders of ordinary shares and the weighted average number of ordinary shares outstanding during the period.

The Group offers its employee’s share-based compensation benefits (see note 25), which may have a dilutive effect on the basic earning per share. For the purpose of calculating diluted earning per share, the number of ordinary shares shall be the weighted average number of ordinary shares plus the weighted average number of ordinary shares that would be issued in case of conversion into ordinary shares of all instruments that can be converted into ordinary shares.

On February 20, 2017, 5,505,477 warrants were issued of which 5,345,477 warrants were granted and 160,000 warrants could still be granted as of December 31, 2017. These warrants expired on February 20, 2018 because they were not granted.

During 2015 due to the losses incurred by the Group, these instruments had an anti-dilutive effect on the loss per share. Instruments that can be converted into ordinary shares shall only be treated as dilutive when their conversion into ordinary shares would decrease earnings per share or increase loss per share from continuing operations.

	Years ended December 31,
Thousands of euros except share and per share data	2017	2016	2015

Profit/(Loss) for the period for the purpose of basic earnings per share	(74,826)	3,802	(35,069)
Weighted average number of shares for the purpose of basic earnings per share	263,978,780	199,946,147	164,487,813
Basic income (loss) per share (in euros)	(0.28)	0.02	(0.21)
POTENTIAL DILUTIVE INSTRUMENTS
Number of share-based options (out-of-the-money)	26,919,213	5,098,316	34,937,688
Number of shared-based options (in-the-money) with dilutive effect	0	32,680,195	3,045,235
Weighted average number of shares for the purpose of diluted earnings per share	263,978,780	232,626,342	167,533,048

Diluted income (loss) per share (in euros)	(0.28)	0.02	(0.21)